Short-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short-Term Debt

Note 8 – Short-Term Debt

As discussed in Note 7, Southwest has a $300 million credit facility that is scheduled to expire in March 2020, of which $150 million has been designated by management for working capital purposes. The Company had $18 million in short-term borrowings outstanding at December 31, 2015 and $5 million in short-term borrowings outstanding at December 31, 2014. The effective interest rate on the short-term portion of the credit facility was 1.37% at December 31, 2015.